Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2016
Summary of significant accounting policies
Basis of presentation

a.Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

b.Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries for which the Company is the ultimate primary beneficiary. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company, or its subsidiaries, through Contractual Arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiaries are the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.

Reclassifications

c.Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation to facilitate comparison. As the JD Finance has changed from supporting the overall JD platform to an independently operated and self-funded business, accounts receivables from consumer financing provided by JD Finance to consumers in marketplace are mainly for investment purpose and are reclassified to loan receivables. Accordingly, accounts receivable balance of RMB1,314,619 as of December 31, 2015 has been reclassified to conform to the current period financial statement presentation. Cash flows resulted from loan receivables are reclassified from operating activities in cash flows to investing activities in cash flows with the amount of RMB274,885 and RMB3,507,873 for the years ended December 31, 2014 and 2015, respectively.

Revision of previously issued financial statements

d.Revision of previously issued financial statements

  The Company adjusted its financial statements as of and for the year ended December 31, 2015 to reflect a correction to the Company's foreign currency translation treatment over investments under equity method of accounting and deferred revenue resulting from the acquisition of equity method investments. Pursuant to ASC 830-10-15-3, the translation principle for consolidation should be applied to equity method investments as the equity method is an extension of consolidation. The Company determined that, in the previously issued financial statements, the foreign currency translation treatment on the basis difference and deferred revenue balances arising from the acquisition of certain equity method investments had not been following the same method as those for consolidated foreign subsidiaries, accordingly, an adjustment is made to reflect the correction. This adjustment was not material to the  previously issued financial statements as of and for the year ended December 31, 2015.

The following table presents the summary information of the revision:

	Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2015
	As reported	As revised	Revision
	RMB	RMB	RMB
Net revenues	181,286,955	181,275,425	(11,530)
Share of results of equity investees	(3,134,283)	(2,852,677)	281,606
Net loss	(9,387,582)	(9,117,506)	270,076
Net loss per share - basic	(3.43)	(3.33)	0.10
Net loss per share - diluted	(3.43)	(3.33)	0.10

	Consolidated Balance Sheets as of December 31, 2015
	As reported	As revised	Revision
	RMB	RMB	RMB
Investment in equity investees	8,864,249	8,713,219	(151,030)
Deferred revenues - current	1,028,350	983,721	(44,629)
Deferred revenues - non-current	2,705,164	2,556,345	(148,819)
Accumulated deficit	(18,690,910)	(18,420,834)	270,076
Accumulated other comprehensive income	782,484	554,826	(227,658)

Non-controlling interests

e.Non-controlling interests

For the Company’s consolidated subsidiaries, VIEs and VIEs’ subsidiaries, non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Group’s Consolidated Balance Sheets and have been separately disclosed in the Group’s Consolidated Statements of Operations and Comprehensive Loss to distinguish the interests from that of the Company.

Use of estimates

f.Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates are used for, but not limited to, sales returns, vendor and customer incentives, the valuation and recognition of share-based compensation arrangements, taxation, fair value of assets and liabilities acquired in business combinations, fair value of other investments, assessment for impairment of long-lived assets, investment in equity investees, investment securities, intangible assets and goodwill, allowance for doubtful accounts, inventory reserve for excess and obsolete inventories, lower of cost and market value of inventories, depreciable lives of property, equipment and software, useful lives of intangible assets and redemption value of the redeemable preferred shares. Actual results may differ materially from those estimates.

Foreign currency translation

g.Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Group’s entities incorporated in Cayman Islands, British Virgin Islands (“BVI”), Hong Kong (“HK”), Singapore and The United States of America is the United States dollars (“US$”). The functional currency of the Group’s entities incorporated in The Republic of Indonesia is the Indonesian rupiah(“IDR”). The Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries determined their functional currency to be RMB. The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of others, net in the Consolidated Statements of Operations and Comprehensive Loss. Total exchange losses were RMB28,980, RMB57,395 and RMB146,354 for the years ended December 31, 2014, 2015 and 2016, respectively.

The financial statements of the Group are translated from the functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive income/(loss) as a component of shareholders’ equity. Total foreign currency translation adjustments to the Group’s other comprehensive income/(loss) were a loss of RMB121,612, a gain of RMB954,787 and a gain of RMB943,616 for the years ended December 31, 2014, 2015 and 2016 respectively.

Convenience translation

h.Convenience translation

Translations of the Consolidated Balance Sheets, the Consolidated Statements of Operations and Comprehensive Loss and the Consolidated Statements of Cash Flows from RMB into US$ as of and for the year ended December 31, 2016 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.9430, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2016. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2016, or at any other rate.

Cash and cash equivalents

i.Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, time deposits, as well as highly liquid investments, some of which are subject to certain penalty as to early withdrawal, which have original maturities of three months or less.

Restricted cash

j.Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the Consolidated Balance Sheets, and is not included in the total cash and cash equivalents in the Consolidated Statements of Cash Flows. The Group’s restricted cash mainly represents (a) security deposits held in designated bank accounts for issuance of bank acceptance and letter of guarantee; and (b) time deposits that are pledged for short-term bank loans; (c) security deposits held in designated bank accounts related to payment service; (d) security deposits held in designated bank accounts related to prepaid cards issued to the customers.

Short-term investments

k.Short-term investments

Short-term investments include wealth management products, which are certain deposits with variable interest rates or principal not-guaranteed with certain financial institutions. The Group classifies the wealth management products as “available-for-sale” securities. These investments are recorded at fair market value with the unrealized gains or losses recorded in accumulated other comprehensive income/(loss) as a component of shareholders’ equity. Realized gains are reflected as a component of interest income.

In addition, short-term investments are also comprised of time deposits placed with banks with original maturities longer than three months but less than one year.

Accounts receivable, net

l.Accounts receivable, net

Accounts receivable, net mainly represent amounts due from customers and online payment channels and are recorded net of allowance for doubtful accounts. The Group considers many factors in assessing the collectability of its accounts receivable, such as the age of the amounts due, the payment history, creditworthiness and financial conditions of the customers and industry trend, to determine the allowance percentage for the overdue balances by age. The Group adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. The Group also makes specific allowance if there is strong evidence indicating that the accounts receivable are likely to be unrecoverable. A majority of the allowances for doubtful accounts are for financing receivables from individual consumers related to the online direct sales business. Accounts receivable balances are written off after all collection efforts have been exhausted. The accounts receivables with the collection period over one year are classified into other non-current assets in the Consolidated Balance Sheets.

Inventories, net

m.Inventories, net

Inventories, consisting of products available for sale, are stated at the lower of cost or market value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated market value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased, but has arrangements to return unsold goods with certain vendors. Write downs are recorded in cost of revenues in the Consolidated Statements of Operations and Comprehensive Loss.

The Group also provides fulfillment-related services in connection with the Group’s online marketplace. Third-party sellers maintain ownership of their inventories and therefore these products are not included in the Group’s inventories.

Loan receivables, net

n.Loan receivables, net

Loan receivables consist primarily of micro loans made to small and medium size enterprises that are merchants on the Group’s online marketplace and qualified individual customers as well. The loan periods extended by the Group to the merchants and the individual customers range from 1 day to 36 months. Such amounts are recorded at the outstanding principal amount less allowance for doubtful accounts, and include accrued interest receivable as of the balance sheet date. The loan receivables with the collection period over one year are classified into other non-current assets in the Consolidated Balance Sheets. As of December 31, 2015 and 2016, the balances of loan receivables, net were RMB3,698,488 and RMB12,697,915, respectively.

The Group has entered into syndication loan arrangements with certain third party financial institutions to jointly provide loans to individual customers. The Group and the third party financial institutions make loans to the borrowers and have a direct legal relationship with the borrowers for its own portion of the loans, respectively. The Group and the third party financial institutions have the rights to receive the repayment from the borrowers, take credit risk, and earn interest income on its loan portion, respectively. Hence, the Group records loan receivables and interest income of its portion in the Consolidated Financial Statements.

Allowance for doubtful accounts represents the Group’s best estimate of the losses inherent in the outstanding portfolio of loans. Judgment is required to determine the allowance amounts and whether such amounts are adequate to cover potential bad debts, and periodical reviews are performed to ensure such amounts continue to reflect the best estimate of the losses inherent in the outstanding portfolio of loans. As of December 31, 2015 and 2016, allowance for doubtful accounts was RMB87,996 and RMB251,813, respectively.

Property, equipment and software, net

o.Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and impairment. Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	3 years
Office equipment	5 years
Vehicles	5 years
Logistic and warehouse equipment	5 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term
Software	3-5 years
Building	40 years
Building improvement	5-10 years

Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property, equipment and software are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the Consolidated Statements of Operations and Comprehensive Loss.

Construction in progress

p.      Construction in progress

Direct costs that are related to the construction of property, equipment and software and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property, equipment and software items and the depreciation of these assets commences when the assets are ready for their intended use. As of December 31, 2015 and 2016, the balances of construction in progress were RMB1,266,992 and RMB1,992,123, which were primarily relating to the construction of office buildings and warehouses.

Land use rights, net

q.Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives which are 34 to 70 years and represent the shorter of the estimated usage periods or the terms of the agreements.

Intangible assets, net

r.Intangible assets, net

Domain names, trademarks, and copyrights

Domain names, trademarks, and copyrights purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives. The estimated useful lives are as follows:

Category	Estimated useful lives
Domain names	10 years
Trademarks	7-20 years
Copyrights	2-5 years

Intangible assets arising from business combination

The Group performs valuation of the intangible assets arising from business combination to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the estimated economic useful lives of the assets.

Goodwill

s.Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with the FASB guidance on “Testing of Goodwill for Impairment,” a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Investment in equity investees

t.Investment in equity investees

Investment in equity investees represents the Group’s investments in privately held companies and publicly traded companies. The Group applies the equity method of accounting to account for an equity investment, in common stock or in-substance common stock, according to ASC 323 “Investment—Equity Method and Joint Ventures”, over which it has significant influence but does not own a majority equity interest or otherwise control.

An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Group considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.

For other equity investments that are not considered as debt securities or equity securities that have readily determinable fair values and over which the Group has neither significant influence nor control through investments in common stock or in-substance common stock, the cost method of accounting is used.

Under the equity method, the Group’s share of the post-acquisition profits or losses of the equity investees are recorded in share of results of equity investees in the Consolidated Statements of Operations and Comprehensive Loss and its share of post-acquisition movements are recorded in accumulated other comprehensive income/(loss) as a component of shareholders’ equity. The Group records its share of the results of equity investments in publicly listed companies and certain privately held companies on a one quarter in arrears basis. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee represents goodwill and intangible assets acquired. When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee.

Under the cost method, the Group carries the investment at cost and recognizes income to the extent of dividends received from the distribution of the equity investee’s post-acquisition profits.

The Group continually reviews its investment in equity investees to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

Investment securities

u.Investment securities

The Group invests in marketable equity securities to meet business objectives. These marketable securities are reported at fair value, classified and accounted for as available-for-sale securities in investment securities. The treatment of a decline in the fair value of an individual security is based on whether the decline is other-than-temporary. The Group assesses its available-for-sale securities for other-than-temporary impairment by considering factors including, but not limited to, its ability and intent to hold the individual security, severity of the impairment, expected duration of the impairment and forecasted recovery of fair value. Investments classified as available-for-sale securities are reported at fair value with unrealized gains or losses, if any, recorded in accumulated other comprehensive income/(loss) as a component of shareholders’ equity. If the Group determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss charged in others, net in the Consolidated Statements of Operations and Comprehensive loss. The fair value of the investment would not be adjusted for subsequent recoveries in fair value. The Group also invested in certain trust investments and applied the fair value option. The trust investments are carried at fair value, with the fair value changes recorded in the Consolidated Statements of Operations and Comprehensive Loss.

Other investments

v.Other investments

Other investments represent the higher yield investments purchased by JD Finance and resold to third-party investors. JD Finance will earn yield differentials. As JD Finance takes the majority risks and rewards of the products sold to the third-party investors, the Group reported the investments purchased and the funds raised by sale of the financial products on a gross basis on the Consolidated Balance Sheets. The Group elected the fair value option pursuant to ASC 825 at the date of initial recognition and carried these investments subsequently at fair value. As of December 31, 2015 and 2016, nil and RMB10,766,920 of the higher yield investments purchased by JD Finance with maturities within one year were recorded as other investments in current assets, and nil and RMB6,997,425 with the maturities over one year were recorded as other investments in non-current assets, in the Consolidated Balance Sheets, respectively. As of December 31, 2015 and 2016, nil and RMB18,106,270 of lower yield investments sold to the third-party investors were recorded as accrued expenses and other current liabilities (see Note 15) , in the Consolidated Balance Sheets, respectively. The interest revenue and cost are recorded as services and others revenue and cost of revenues, respectively, in the Consolidated Statements of Operations and Comprehensive Loss.

Impairment of long-lived assets

w.Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Nonrecourse securitization debt

x.Nonrecourse securitization debt

The Group periodically securitizes accounts receivables and loans arising from its consumer and supply chain financing businesses through the transfer of those assets to securitization vehicles. The securitization vehicles then issue debt securities to third party investors, collateralized by the transferred assets. The asset-backed debt securities issued by the securitization vehicles are nonrecourse to the Group and are payable only out of collections on their respective underlying collateralized assets. The securitization vehicles are considered consolidated variable interest entities pursuant to ASC 810, and the asset-backed debt securities issued by the securitization vehicles are reported as current and non-current liabilities in the Consolidated Balance Sheets based on their respective expected repayment dates. While the contractual maturities of the asset-backed debt securities are from 2017 to 2020, the securities are repaid as collections on the underlying collateralized assets occur. As of December 31, 2015 and 2016, the collateralized accounts receivables and loans were RMB4,320,000 and RMB17,339,490, respectively. The weighted average interest rate for the outstanding nonrecourse securitization debt as of December 31, 2015 and 2016 was approximately 5.30% and 4.39%, respectively.

Unsecured senior notes

y.Unsecured senior notes

Unsecured senior notes are recognized initially at fair value, net of debt discounts or premiums and debt issuance costs. Debt discount or premium and debt issuance costs are recorded as a reduction of the principal amount and the related accretion is recorded as interest expense in the Consolidated Statements of Operations and Comprehensive Loss over the maturities of the notes using the effective interest method.

Fair value

z.Fair value

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group measures certain financial assets, including the investments under the cost method and equity method on other-than-temporary basis, intangible assets, goodwill and fixed assets are marked to fair value when an impairment charge is recognized.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Revenue

aa.Revenue

The Group through its websites, mainly www.jd.com, engages primarily in the sale of electronics and home appliance products and general merchandise products sourced from manufacturers, distributors and publishers in China on the internet, and offers an online marketplace that enables third-party sellers to sell their products to consumers. The Group also offers financial services to its suppliers, third party sellers and qualified individual customers. Customers place their orders for products or services online through the Group’s websites. Payment for the purchased products or services is generally made either before delivery or upon delivery.

Consistent with the criteria of ASC 605, Revenue Recognition, the Group recognizes revenues when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

In accordance with ASC 605, Revenue Recognition, the Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. When the Group is primarily obligated in a transaction, is subject to inventory risk, has latitude in establishing prices and selecting suppliers, or has several but not all of these indicators, revenues should be recorded on a gross basis. When the Group is not the primary obligor, doesn’t bear the inventory risk and doesn’t have the ability to establish the price, revenues are recorded on a net basis.

Revenue arrangements with multiple deliverables are divided into separate units of accounting and arrangement considerations are allocated using estimated selling prices if the Group does not have vendor-specific objective evidence or third-party evidence of the selling prices of the deliverables.

The Group recognizes revenue net of discounts and return allowances when the products are delivered and title passes to customers. Return allowances, which reduce net revenues, are estimated based on historical experiences.

The Group also sells prepaid cards which can be redeemed to purchase products sold on the website www.jd.com. The cash collected from the sales of prepaid cards is initially recorded in advance from customers in the Consolidated Balance Sheets and subsequently recognized as revenues upon the sales of the respective products through redemption of prepaid cards are completed.

Revenue is recorded net of value-added taxes, business taxes and related surcharges.

Online Direct Sales

The Group primarily sells electronics and home appliance products and general merchandise products through online direct sales. The Group recognizes the revenues from the online direct sales on a gross basis as the Group is primarily obligated in these transactions, is subject to inventory risk, has latitude in establishing prices and selecting suppliers, or has met several but not all of these indicators. Revenues from the sales of electronics and home appliance products were RMB90,890,026, RMB134,346,243 and RMB179,636,669, and revenues from the sales of general merchandise products were RMB17,659,232, RMB33,374,741 and RMB58,065,317, for the years ended December 31, 2014, 2015 and 2016, respectively.

Services and Others

The revenues of services and others primarily consist of commission fees charged to third-party sellers for participating in the Group’s online marketplace, where the Group generally is not the primary obligor, does not bear the inventory risk, does not have the ability to establish the price or control the related shipping services when utilized by the online marketplace merchants. Upon successful sales at www.jd.com, the Group will charge the third-party sellers a negotiated amount or a fixed rate commission fee based on the sales amount. Commission fee revenues are recognized on a net basis at the point of delivery of products, net of return allowance.

The Group also provides online marketing services to merchants and suppliers on its various website channels and third party marketing affiliate’s websites, including but not limited to advertising placements such as banners, links, logos and buttons, and pay for performance marketing services on which merchants and suppliers are charged based on effective click on their products or service listings. The Group recognizes revenues from advertising placements ratably over the period during which the advertising services are provided or on the number of times that the advertisement has been displayed based on cost per thousand impressions, and recognizes revenues from pay for performance marketing services based on effective clicks. Advertising arrangements involving multiple deliverables are allocated into single-element arrangements based on their relative selling price in the absence of both vendor specific objective evidence and third party evidence, and the related revenue is recognized over the period during which the element is provided. Significant assumptions and estimates have been made in estimating the relative selling price of each single-element, and changes in judgments on these assumptions and estimates could materially impact the timing of advertising revenue recognition. The Group did not enter into material advertising-for-advertising barter transactions.

The Group offers consumer financing to individual customers and supply chain financing to suppliers and merchants on the Group’s online marketplace. Revenues resulting from these financing services are recognized in accordance with the contractual terms.

The Group earns transaction fees from processing transactions for online payment customers. Services resulting from these transactions are recognized as service revenues when processing services are completed. Transaction fee is charged based on certain criteria (such as account type and volume of payments received per month) for funds they receive.

The Group offers comprehensive customer services, primarily include 7*24 hours customer service to respond to customer post-sales requests, return and exchange service to facilitate customer’s return, exchange and repair of defective goods. These services are free of charge. The Group also provides return/exchange logistic service to the customers, of which the revenues recognized was not material for the periods presented.

Customer incentives and loyalty programs

bb.Customer incentives and loyalty programs

The Group provides two types of discounted coupons, referred to as D Coupons and J Coupons, for free to its customers to incentivize purchase.

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D Coupons are given to a customer upon their current purchase or can be given for free to promote future purchases. This coupon requires the customer to make future purchase of a minimum value in order to enjoy the value provided by the coupon. The right to purchase discounted products in the future is not considered an element of an arrangement within the scope of the multiple-element arrangements guidance in ASC 605, as the right does not represent a significant and incremental discount to the customer. The Group assesses the significance of the discount by considering its percentage of the total future minimum purchase value, historical usage pattern by the customers and relative outstanding volume and monetary value of D Coupons compared to the other discounts offered by the Group. D Coupons are accounted for as a reduction of revenue on the future purchase.

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J Coupons are given to a customer that has made a qualified purchase and is to be used on a future purchase, with no limitation as to the minimum value of the future purchase. Accordingly, the Group has determined that J Coupons awarded during a purchase activity are considered an element of an arrangement within the scope of ASC 605-25, as the J Coupons represent a significant and incremental discount to the customer. Therefore, the delivered products and the J Coupons awarded are treated as separate unit of accounting. The selling price of the J Coupons awarded is generally determined by management’s best estimate of the selling price in the absence of both vendor specific objective evidence and third party evidence. The amount allocated to the J Coupons is deferred and recognized when the J Coupons are redeemed or at the coupon’s expiration, whichever occurs first. J Coupons have an expiration of one year after issuance. For the years ended December 31, 2014, 2015 and 2016, the amount of expired J Coupons was not material.

Registered customers may also earn loyalty points or J Beans, which was launched in October 2013 based on certain activities performed on the Group’s website by the customers such as purchasing merchandise or reviewing their buying experiences. Customers may redeem the loyalty points for J Coupons or J Beans to be used for future purchase of selected items without minimum purchase requirements. The Group considers loyalty points and J Beans awarded from sales of products and reviewing buying experiences to be part of its revenue generating activities, and such arrangements are considered to have multiple elements. Therefore, the sales consideration is allocated to the products and loyalty points or J Beans based on the relative selling price of the products and loyalty points or J Beans awarded. Consideration allocated to the loyalty points or J Beans is initially recorded as deferred revenues, and recognized as revenues when the J Coupons for which the loyalty points are redeemed are used, or when J Beans are used or expired. In October 2014, the Group terminated its loyalty points program and transferred all of the loyalty points to J Beans for the customers. J Beans will expire at the subsequent year end after issuance. For the years ended December 31, 2014, 2015 and 2016, the amount of expired J Beans was not material.

Cost of revenues

cc.Cost of revenues

Cost of revenues consists of purchase price of products, inbound shipping charges, write-downs of inventory, traffic acquisition costs related to online marketing services, and direct interest expense costs related to internet finance business. Shipping charges to receive products from the suppliers are included in the inventories, and recognized as cost of revenues upon sale of the products to the customers. Payment processing and related transaction costs, including those associated with the sales transactions as well as packaging material costs, are classified in fulfillment in the Consolidated Statements of Operations and Comprehensive Loss.

Rebates and subsidies

dd.Rebates and subsidies

The Group periodically receives considerations from certain vendors, representing rebates for products sold and subsidies for the sales of the vendors’ products over a period of time. The rebates are not sufficiently separable from the Group’s purchase of the vendors’ products and they do not represent a reimbursement of costs incurred by the Group to sell vendors’ products. The Group accounts for the rebates received from its vendors as a reduction to the prices it pays for the products purchased and therefore the Group records such amounts as a reduction of cost of revenues when recognized in the Consolidated Statements of Operations and Comprehensive Loss. Rebates are earned upon reaching minimum purchase thresholds for a specified period. When volume rebates can be reasonably estimated based on the Group’s past experiences and current forecasts, a portion of the rebates is recognized as the Group makes progress towards the purchase threshold. Subsidies are calculated based on the volume of products sold through the Group and are recorded as a reduction of cost of revenues when the sales have been completed and the amount is determinable.

Fulfillment

ee.Fulfillment

Fulfillment costs represent packaging material costs and those costs incurred in outbound shipping, operating and staffing the Group’s fulfillment and customer service centers, including costs attributable to buying, receiving, inspecting and warehousing inventories; picking, packaging and preparing customer orders for shipment; processing payment and related transaction costs and responding to inquiries from customers. Fulfillment costs also contain third party transaction fees, such as credit card processing and debit card processing fees. Shipping cost included in fulfillment costs amounted to RMB4,077,586, RMB7,236,163 and RMB11,389,845 for the years ended December 31, 2014, 2015 and 2016, respectively.

Marketing

ff.Marketing

Marketing expenses consist primarily of advertising costs, public relations expenditures, and payroll and related expenses for employees involved in marketing and business development activities. The Group pays commissions to participants in the associates program when their customer referrals result in successful product sales and records such costs in marketing in the Consolidated Statements of Operations and Comprehensive Loss. The Group also participates in cooperative advertising arrangements with certain of the Group’s vendors and third-party sellers.

Advertising costs, which consist primarily of online advertising, offline television, movie and outdoor advertising, are expensed as incurred, and totaled RMB2,780,642, RMB5,721,216 and RMB8,106,188 for the years ended December 31, 2014, 2015 and 2016, respectively.

Technology and content

gg.Technology and content

Technology and content expenses consist primarily of technology infrastructure expenses and payroll and related expenses for employees involved in platform development, category expansion, editorial content, buying and merchandising selection systems support, as well as costs associated with the computing, storage and telecommunications infrastructure for internal use that support the Group’s web services. Technology and content expenses are expensed as incurred. Software development costs are recorded in “Technology and content” as incurred as the costs qualifying for capitalization have been insignificant.

General and administrative

hh.General and administrative

General and administrative expenses consist of payroll and related expenses for employees involved in general corporate functions, including accounting, finance, tax, legal and human relations; costs associated with use by these functions of facilities and equipment, such as depreciation expenses, rental and other general corporate related expenses.

Share-based compensation

ii.Share-based compensation

The Company grants non-vested ordinary shares, restricted share units (“RSUs”) and share options of the Company or its subsidiaries to eligible employees and non-employee consultants and accounts for these share-based awards in accordance with ASC 718 Compensation — Stock Compensation and ASC 505-50 Equity-Based Payments to Non-Employees.

Employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using graded vesting method, net of estimated forfeitures, over the requisite service period, which is the vesting period.

All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

Non-employees’ share-based awards are measured at fair value at the earlier of the commitment date or the date the services are completed. Awards granted to non-employees are re-measured at each reporting date using the fair value as at each period end until the measurement date, generally when the services are completed and awards are vested. Changes in fair value between the reporting dates are recognized by graded vesting method.

Prior to the Company’s initial public offering, the fair value of the non-vested ordinary shares and RSUs were assessed using the income approach/discounted cash flow method, with a discount for lack of marketability given that the shares underlying the awards were not publicly traded at the time of grant. This assessment required complex and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made. In addition, the binomial option-pricing model is used to measure the value of share options. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee and non-employee share option exercise behavior, risk-free interest rates and expected dividend yield. Binomial option-pricing model incorporates the assumptions about grantees’ future exercise patterns. The fair value of these awards was determined with the assistance from an independent valuation firm using management’s estimates and assumptions.

After the Company’s initial public offering, in determining the fair value of the RSUs granted, the closing market price of the underlying shares on the last trading date prior to the grant dates is applied. In determining the fair value of the RSUs granted on May 22, 2014, the date when the Group’s ADSs first commenced trading on NASDAQ, the per share equivalent of the Company’s initial public offering price is applied.

Determination of estimated fair value of the Company’s subsidiaries before they were publicly listed requires complex and subjective judgments due to their limited financial and operating history, unique business risks and limited public information on companies in China similar to the Company’s subsidiaries. The Company, with the assistance of an independent valuation firm, evaluated the use of two generally accepted valuation approaches. The income approach is used if a revenue model had been established, the market approach is used if information from comparable companies had been available, or a weighted blend of these two approaches is used if more than one is applicable, to estimate the Company’s subsidiaries’ enterprise value for purposes of recording stock-based compensation.

The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company for accounting purposes.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.

Income tax

jj.Income tax

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial statements carrying amounts and tax bases of existing assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the Consolidated Statements of Operations and Comprehensive Loss in the period of change.

The Group recognizes in its consolidated financial statements the benefit of a tax position if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. As of December 31, 2014, 2015 and 2016, the Group did not have any significant unrecognized uncertain tax positions.

Leases

kk.Leases

Each lease is classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the leaser at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. Payments made under operating lease are charged to the Consolidated Statements of Operations and Comprehensive Loss on a straight-line basis over the terms of underlying lease. The Group has no capital leases for any of the periods presented.

Comprehensive income/(loss)

ll.Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive income/(loss) for the periods presented includes net loss, changes in unrealized gains/(losses) on available for sales securities, foreign currency translation adjustments, and share of change in other comprehensive income/(loss) of equity investments.

Earnings/ (Loss) per share

mm.Earnings/(Loss) per share

Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to holders of ordinary shares, considering the accretions to redemption value of the preferred shares and net income attributable to mezzanine classified non-controlling interests shareholders, by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders, as adjusted for the accretion and allocation of net income related to the preferred shares and mezzanine classified non-controlling interests shareholders, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method, unvested restricted shares, restricted share units and ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Segment reporting

nn.Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The Group historically had only one single reportable segment because the CODM formerly relied on the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. With the development of the new business initiatives, the CODM started to separately evaluate performance and allocate resources by different business segments, thus the Group changed its reportable segments in 2016. The Group’s principal operations are currently organized into two major business segments, the JD Mall segment and the New businesses segment, which are defined based on the products and services provided. JD Mall represents traditional e-commerce business. New businesses include JD Finance, O2O, insurance, technology initiatives as well as overseas business. Accordingly, the Group updated the presentation of its reportable segments for prior years to conform to the current year’s presentation in accordance with ASC 280 Segment Reporting.

Statutory reserves

oo.Statutory reserves

The Company’s subsidiaries, VIEs and VIEs’ subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Group’s subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from their after-tax profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”)) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Laws, the Group’s VIE and VIEs’ subsidiaries, registered as Chinese domestic companies, must make appropriations from their after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of employees. None of these reserves are allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2014, 2015 and 2016, profit appropriation to statutory surplus fund for the Group’s entities incorporated in the PRC was approximately RMB12,361, RMB40,551 and RMB77,378 respectively. No appropriation to other reserve funds was made for any of the periods presented.

Recent accounting pronouncements

pp.Recent accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers,” which supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605)”, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. In August 2015, the FASB deferred the effective date of the revenue recognition guidance to reporting periods beginning after December 15, 2017. Early adoption is permitted for reporting periods beginning after December 15, 2016. The Group has set up an implementation team that is currently in the process of analyzing each of the Group’s revenue streams in accordance with the new revenue standard to determine the impact on the Group’s consolidated financial statements. While the Group continues to assess all potential impacts of the standard, the Group currently anticipates there will be an impact related to the timing of when to recognize unredeemed portion of prepaid cards, which the Group will begin to recognize over the expected customer redemption period, rather than waiting until prepaid cards expire or when the likelihood of redemption becomes remote. The Group also anticipates that revenues and expenses related to certain advertising barter transactions will be recognized. The Group will apply the new revenue standard beginning January 1, 2018.

In July 2015, the FASB issued ASU 2015-11, “Inventory (Topic 330),” which modifies the accounting for inventory. Under this ASU, the measurement principle for inventory will change from lower of cost or market value to lower of cost and net realizable value. The ASU defines net realizable value as the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The ASU is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years, with early adoption permitted. The Group does not expect the adoption to have a material impact on its consolidated financial statements.

In November 2015, the FASB issued ASU 2015-17, “Income taxes (Topic 740),” which amends the accounting for income taxes and requiring all deferred tax assets and liabilities to be classified as non-current in the consolidated balance sheets. The ASU is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years, with early adoption permitted. The ASU may be adopted either prospectively or retrospectively. The Group adopted this ASU in the quarter ended December 31, 2016 and retrospectively adjusted prior periods. Upon adoption, current deferred tax liabilities of RMB1,228 in the December 31, 2015 consolidated balance sheet were reclassified as non-current.

In January 2016, the FASB issued ASU 2016-01, “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”, which amends various aspects of the recognition, measurement, presentation, and disclosure for financial instruments. This amendment requires all equity investments to be measured at fair value, with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted only for certain provisions. The Group is currently evaluating the impact of the adoption on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842),” which introduces a new lessee model that brings substantially all leases on to the balance sheets. The ASU will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, with early adoption permitted. The Group is currently evaluating the impact, and expects this ASU will have a material impact on the consolidated financial statements, primarily to the consolidated balance sheets and related disclosures.

In March, 2016, the FASB issued ASU 2016-09, “Compensation — Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting”, which relates to the accounting for employee share-based payments. This standard addresses several aspects of the accounting for share-based payment award transactions, including: (a) income tax consequences; (b) classification of awards as either equity or liabilities; and (c) classification on the statement of cash flows; (d) accounting for forfeitures of share-based payments. The ASU will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Group does not expect this standard to have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (Topic 326)”, which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Group is currently evaluating the impact that the standard will have on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, “Statement of cash flows (Topic 230): restricted cash”, which requires entities to include restricted cash and restricted cash equivalents in the cash and cash equivalent balances in the statement of cash flows. The ASU is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, with early adoption permitted. The Group is currently evaluating the impact of the adoption on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, “Intangibles—Goodwill and Other (Topic 350): simplifying the test for goodwill impairment”, the guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not the difference between the fair value and carrying amount of good will which was the step 2 test before. The ASU should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.